UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-8620

                                                  The Milestone Funds
(Exact name of registrant as specified in charter)

115 East Putnam Avenue
                                    Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC
115 East Putnam Avenue

                                    Greenwich, CT 06830
(Name and address of agent for service)

Registrant's telephone number, including area code:       1-800-941-6453

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

TREASURY OBLIGATIONS PORTFOLIO
Portfolio of Investments

August 31, 2010 (Unaudited)
($ in Thousands)

Principal			Value
Amount	Interest Rate	Maturity Date	(note 1)
U.S. Government Obligations--18.0%
U.S. Treasury Bills*--18.0%
$52,000	0.20% - 0.23%	9/9/10	$51,998
10,000	0.23%	9/16/10	9,999
10,000	0.22%	10/14/10	9,997
20,000	0.18%	11/26/10	19,991
100,000	0.21%	1/6/11	99,928
15,000	0.20%	1/27/11	14,988
10,000	0.19%	2/3/11	9,992
40,000	0.19%	2/10/11	39,966
Total U.S. Government Obligations (Cost $256,859)			256,859
Repurchase Agreements---82.0%
Barclay's Capital, Inc., dated 8/31/10, repurchase price $217,901 (Collateralized by: U.S. Treasury Notes: $215,544, 1.000% - 4.875%,
5/31/11 - 4/30/12; aggregate market value plus accrued interest $222,258)
217,900	0.24%	9/1/10	217,900
BNP Paribas Securities Corp., dated 8/31/10, repurchase price $400,003 (Collateralized by: U.S Treasury Inflation Notes: $316,231, 3.000%,
7/15/12; aggregate market value plus accrued interest $408,000)
400,000	0.24%	9/1/10	400,000

Deutsche Bank Securities, Inc., dated 8/31/10, repurchase price $211,001 (Collateralized by: U.S Treasury Bills: $97,768, 2/10/11,
U.S. Treasury Notes: $110,867, 2.375%, 8/30/14; aggregate market value plus accrued interest $215,220)
211,000	0.24%	9/1/10	211,000
Deutsche Bank Securities, Inc., dated 8/31/10, repurchase price $55,000 (Collateralized by: U.S. Treasury Notes: $55,717, 0.875%,
2/29/12; aggregate market value plus accrued interest $56,100)
55,000	0.18%	9/1/10	55,000
Deutsche Bank Securities, Inc., dated 7/22/10, repurchase price $50,021 (Collateralized by: U.S. Treasury Bills: $51,012,
11/4/10; aggregate market value plus accrued interest $51,000)
50,000	0.22%	9/30/10	50,000
Deutsche Bank Securities, Inc., dated 7/26/10, repurchase price $50,025 (Collateralized by: U.S Treasury Bills: $39,747, 11/4/10,
U.S. Treasury Notes: $11,181, 1.000%, 7/31/11; aggregate market value plus accrued interest $51,000)
50,000	0.22%	10/15/10	50,000
Societe Generale, Inc., dated 8/31/10, repurchase price $183,001 (Collateralized by: U.S. Treasury Inflation Bonds: $15,362, 2.375%, 1/15/25;
U.S. Treasury Inflation Notes: $123,064, 1.875%, 7/15/13; U.S Treasury Notes: $11,466, 0.625%, 6/30/12; aggregate market value plus accrued interest $186,660)
183,000	0.24%	9/1/10	183,000
Total Repurchase Agreements (Cost $1,166,900)			1,166,900
Total Investments (Cost $1,423,759) (a) --100.0%			1,423,759
Liabilities in excess of other assets--(0.0%)(b)			(287)
Net Assets-100.0%			$1,423,472

See selected note.

The following broker has a seven day put agreement, and therefore repos over seven days are not treated as illiquid: Deutsche Bank.

* Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

(b) Less than 0.05%

Item 2.    Controls and Procedures.

(a)   The chief executive and chief financial officers have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.    Exhibits.

(a)   A separate certification for each chief executive officer and chief financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

CERTIFICATIONS

I, Leigh Carleton, certify that:

1.     I have reviewed this report on Form N-Q of The Milestone Funds;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)   Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)   Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report,based on such evaluation; and

(d)   Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.     The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: October 27, 2010

/s/Leigh Carleton
Leigh Carleton Chief Executive Officer

CERTIFICATIONS

I, Marc H. Pfeffer, certify that:

1.     I have reviewed this report on Form N-Q of The Milestone Funds;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.     The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)   Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)   Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report,based on such evaluation; and

(d)   Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.     The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: October 27, 2010

/s/ Marc H. Pfeffer
Marc H. Pfeffer Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Milestone Funds
By	/s/ Leigh Carleton
Leigh Carleton, Chief Executive Officer
Date	October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Leigh Carleton
Leigh Carleton, Chief Executive Officer
Date	October 27, 2010
By	/s/ Marc H. Pfeffer
Marc H. Pfeffer, Chief Financial Officer
Date	October 27, 2010